Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Foreign Currency
FINANCIAL RISK MANAGEMENT
Summary of Risk Exposure
€ billions	2017	2016
Year-end exposure toward all our major currencies	0.9	0.9
Average exposure	0.9	0.9
Highest exposure	1.0	1.0
Lowest exposure	0.9	0.8

Interest Rate Risk
FINANCIAL RISK MANAGEMENT
Summary of Risk Exposure

€ billions				2017				2016
	Year-End	Average	High	Low	Year-End	Average	High	Low
Fair value interest rate risk
From investments	0.04	0.12	0.31	0.03	0.20	0.08	0.20	0.03
Cash flow interest rate risk
From investments (including cash)	3.80	3.78	4.10	3.52	3.31	3.59	4.38	3.03
From financing	1.81	1.94	2.31	1.80	2.31	2.94	3.31	2.31
From interest rate swaps	1.35	1.75	2.22	1.35	2.22	2.59	2.69	2.22

Summary of Sensitivity Analysis

€ millions	Effects on Financial Income, Net
	2017	2016	2015
Derivatives held within a designated fair value hedge relationship
Interest rates +100 bps in U.S. dollar area/+25 bps in euro area (2016 and 2015: +100/+50 bps for U.S. dollar/euro area)	–26	–46	–105
Interest rates –25 bps in U.S. dollar/euro area (2016 and 2015: –50 bps for U.S. dollar/euro area)	9	29	62
Variable-rate financing
Interest rates +25 bps in euro area (2016 and 2015: +50 bps in euro area)	–5	–21	–39
Interest rates –25 bps in euro area (2016 and 2015: –50 bps in euro area)	0	0	19